Income Tax expense	12 Months Ended
Feb. 28, 2022
Major Components Of Tax Expense Income [Abstract]
Income Tax expense

25    Income Tax expense

	Year ended February 28, 2022	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$	US$
Tax recognised in profit or loss
Current tax expense
Current year	—	4,090,059	1,592,549
Under provision in prior year	88,588	543,457	—
	88,588	4,633,516	1,592,549
Deferred tax expense
Origination of temporary differences	1,049,973	1,714,928	—
	1,049,973	1,714,928	—
Income tax expense	1,138,561	6,348,444	1,592,549

Reconciliation of effective tax rate
Profit before income tax	34,562,090	51,601,156	15,173,340
Income tax using Singapore rate of 17% (2020: 17%)	5,875,555	8,772,196	2,579,468
Effect of tax rates in foreign jurisdiction	(20,802)	918,306	—
Non-deductible expenses	2,232,578	579,122	31,066
Tax exempt income	(6,978,875)	(4,451,909)	—
Tax incentives	(58,483)	(12,728)	(26,524)
Utilisation of tax losses carried forward	—	—	(372,852)
Utilisation of group tax relief	—	—	(569,143)
Under provision in prior year	88,588	543,457	—
Others	—	—	(49,466)
	1,138,561	6,348,444	1,592,549